Share-based payments - Fair Value Assumptions (Details)	6 Months Ended
Jun. 30, 2018 CAD ($) year
Share-based Payment Arrangements [Abstract]
Weighted average fair value per option granted (CAD per share)	$ 2.13
Weighted average share price (CAD per share)	57
Weighted average exercise price (CAD per share)	$ 57
Dividend yield	5.00%
Expected volatility	12.00%
Risk-free interest rate	2.00%
Expected life (years) | year	4